Leases (Schedule of Operating Lease Expense) (Details) (PUGET SOUND ENERGY, INC., USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
PUGET SOUND ENERGY, INC.
Operating Leases, Rent Expense, Net [Abstract]
Operating lease expense net of sublease receipts	$ 24,789,000	$ 22,493,000	$ 31,747,000
Payments received for the subleases of properties	$ 100,000	$ 100,000	$ 100,000